Fair Value Measurements - Additional Information (Detail) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Adjustment of Warrants	$ (41,818,550)	$ 61,680,150
Transfers from Level 3 measurement to a Level 1	$ 0